DESCRIPTION OF BUSINESS 2 (Details) (USD $)	Dec. 31, 2012 Rate	Apr. 13, 2010 Rate	May 13, 1994 Rate
Description of Business [Abstract]
Frontline Investment In ITCL	82.47%
Serial First Preferred Mortgage Notes Issued by CPTC			$ 167,500,000
First Preferred Mortgage Notes Issued by CPTC			117,900,000
First Preferred Mortgage Note Percentage		8.52%	8.52%
Serial Loans Allocated to Company			27,640,000
Term Loans Allocated to Company			$ 12,744,000